UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	September 30, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		51,576,079

Form 13F Information Table Value Total:		$1,517,535,943



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
1,136,303
18,900
18,900
N/A
N/A

N/A
18,900
N/A
Agrium Inc.
COM
008916108
41,190,084
615,371
615,371
N/A
N/A

N/A
615,371
N/A
Augusta Resources Corp.
COM NEW
050912203
199,051
66,910
66,910
N/A
N/A

N/A
66,910
N/A
AuRico Gold Inc
COM
05155C105
566,322
59,670
59,670
N/A
N/A

N/A
59,670
N/A
Bank of Nova Scotia
COM
064149107
122,997,498
2,431,137
2,431,137
N/A
N/A

N/A
2,431,137
N/A
Barrick Gold Corp.
COM
067901108
82,235,038
1,744,920
1,744,920
N/A
N/A

N/A
1,744,920
N/A
Cameco Corp.
COM
13321L108
25,192,131
1,364,421
1,364,421
N/A
N/A

N/A
1,364,421
N/A
Canadian Imperial Bank of Commerce
COM
136069101
29,955,772
425,394
425,394
N/A
N/A

N/A
425,394
N/A
Canadian National Railway
COM
136375102
57,304,372
852,692
852,692
N/A
N/A

N/A
852,692
N/A
Canadian Natural Resources Ltd.
COM
136385101
70,423,009
2,384,930
2,384,930
N/A
N/A

N/A
2,384,930
N/A
Cenovus Energy Inc.
COM
15135U109
51,547,891
1,664,564
1,664,564
N/A
N/A

N/A
1,664,564
N/A
CGI Group Class A
CL A SUB VTG
39945C109
37,765,536
1,996,630
1,996,630
N/A
N/A

N/A
1,996,630
N/A
Enbridge Inc.
COM
29250N105
39,605,211
1,233,800
1,233,800
N/A
N/A

N/A
1,233,800
N/A
First Majestic Silver Crop
COM
32076V103
438,246
28,560
28,560
N/A
N/A

N/A
28,560
N/A
Gildan Activewear Class A
COM
375916103
35,965,445
1,377,860
1,377,860
N/A
N/A

N/A
1,377,860
N/A
GLG Life Tech Corp.
COM NEW
361793201
209,564
60,660
60,660
N/A
N/A

N/A
60,660
N/A
Goldcorp Inc.
COM
380956409
57,256,834
1,241,200
1,241,200
N/A
N/A

N/A
1,241,200
N/A
Great Basin Gold Ltd.
COM
390124105
574,458
338,200
338,200
N/A
N/A

N/A
338,200
N/A
Keegan Resources Inc
COM
487275109
345,413
68,170
68,170
N/A
N/A

N/A
68,170
N/A
Kinross Gold Corp.
COM NO PAR
496902404
42,801,251
2,864,550
2,864,550
N/A
N/A

N/A
2,864,550
N/A
Lake Shore Gold Corp
COM
510728108
547,089
358,550
358,550
N/A
N/A

N/A
358,550
N/A
Magna International Inc. Class A
COM
559222401
43,353,516
1,303,796
1,303,796
N/A
N/A

N/A
1,303,796
N/A
Manulife Financial Corp.
COM
56501R106
46,324,588
4,042,926
4,042,926
N/A
N/A

N/A
4,042,926
N/A
Methanex Corp.
COM
59151K108
23,980,424
1,144,700
1,144,700
N/A
N/A

N/A
1,144,700
N/A
MI Developments Inc.
CL A
55304X104
288,005
10,780
10,780
N/A
N/A

N/A
10,780
N/A
Nexen Inc.
COM
65334H102
23,565,040
1,506,500
1,506,500
N/A
N/A

N/A
1,506,500
N/A
North American Palladium Ltd.
COM
656912102
273,928
106,510
106,510
N/A
N/A

N/A
106,510
N/A
Northgate Minerals Corp.
COM
666416102
492,168
145,700
145,700
N/A
N/A

N/A
145,700
N/A
Penn West Petroleum Corp.
COM
707887105
28,378,134
1,901,700
1,901,700
N/A
N/A

N/A
1,901,700
N/A
Potash Corp. of Saskatchewan
COM
73755L107
67,026,187
1,535,047
1,535,047
N/A
N/A

N/A
1,535,047
N/A
Precision Drilling Corp.
COM 2010
74022D308
7,721,742
921,700
921,700
N/A
N/A

N/A
921,700
N/A
Progressive Waste Solutions Ltd
COM
74339G101
28,012,538
1,353,290
1,353,290
N/A
N/A

N/A
1,353,290
N/A
Research In Motion
COM
760975102
21,206,183
1,034,546
1,034,546
N/A
N/A

N/A
1,034,546
N/A
Royal Bank of Canada
COM
780087102
94,545,119
2,049,953
2,049,953
N/A
N/A

N/A
2,049,953
N/A
Silver Standard Resources
COM
82823L106
422,551
22,850
22,850
N/A
N/A

N/A
22,850
N/A
Silver Wheaton Corp
COM
828336107
19,382,594
652,800
652,800
N/A
N/A

N/A
652,800
N/A
Stantec Inc.
COM
85472N109
676,938
30,210
30,210
N/A
N/A

N/A
30,210
N/A
Suncor Energy Inc.
COM
867224107
78,964,098
3,074,908
3,074,908
N/A
N/A

N/A
3,074,908
N/A
Talisman Energy Inc.
COM
87425E103
35,958,604
2,909,213
2,909,213
N/A
N/A

N/A
2,909,213
N/A
Teck Resources Ltd.
CL B
878742204
27,140,701
914,682
914,682
N/A
N/A

N/A
914,682
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
44,431,397
947,794
947,794
N/A
N/A

N/A
947,794
N/A
Thomson Reuters Corporation
COM
884903105
45,750,641
1,678,678
1,678,678
N/A
N/A

N/A
1,678,678
N/A
Toronto-Dominion Bank
COM NEW
891160509
148,463,985
2,074,097
2,074,097
N/A
N/A

N/A
2,074,097
N/A
Valeant Pharmaceuticals
International
COM
91911K102
31,954,945
852,500
852,500
N/A
N/A

N/A
852,500
N/A
Wi-LAN Inc.
COM
928972108
965,399
164,110
164,110
N/A
N/A

N/A
164,110
N/A



1,517,535,943
51,576,079
51,576,079




51,576,079